Average Annual Total Returns - BlackRock Total Return V.I. Fund	May 01, 2021
BloombergBarclaysUSAggregateBondIndex [Member]
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
10 Years	3.84%
Class I Shares
Average Annual Return:
1 Year	8.88%
5 Years	4.79%
10 Years	4.37%
Class III Shares
Average Annual Return:
1 Year	8.54%
5 Years	4.46%
10 Years	4.06%